Excess Lease Liability - Additional Information (Detail) - USD ($)	1 Months Ended
	Feb. 28, 2015	Sep. 30, 2016
Operating Leased Assets [Line Items]
Lease termination agreement, additional fee payable	$ 1,300,000
BMR-217TH Place LLC [Member]
Operating Leased Assets [Line Items]
Lease termination agreement, date of termination	Mar. 01, 2015
Reversed lease termination liability current		$ 1,300,000
BMR-217TH Place LLC [Member] | Termination Fee [Member]
Operating Leased Assets [Line Items]
Lease termination agreement, fee paid	$ 2,000,000
Minimum [Member] | BMR-217TH Place LLC [Member]
Operating Leased Assets [Line Items]
Amount of funding to raise that would trigger payment of additional termination fee	$ 20,000,000